LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
LEASES
Schedule of maturity of Operating Lease liability
Maturity of Operating Lease Liability
2024	82,319
2025	243,175
2026	179,151
2027 and thereafter	300,301
Total undiscounted operating lease payments	$804,946
Less: Imputed interest	(95,366)
Present value of operating lease liabilities	$709,580

Maturity of Operating Lease Liability
2024	350,428
2025	264,420
2026	199,155
2027 and thereafter	541,818
Total undiscounted operating lease payments	$1,355,821
Less: Imputed interest	(225,392)
Present value of operating lease liabilities	$1,130,429

Schedule of maturity of finance lease liability
Maturity of Lease Liability
2024	9,039
2025	12,892
2026	3,712
Total undiscounted finance lease payments	$25,643
Less: Imputed interest	(910)
Present value of finance lease liabilities	$24,733

Maturity of Lease Liability
2024	28,420
2025	5,337
Total undiscounted finance lease payments	$33,757
Less: Imputed interest	(1,274)
Present value of finance lease liabilities	$32,483